Stock-Based Compensation (Detail 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%	64.00%	67.00%	75.00%
Risk free rate	0.00%	1.48%	1.41%	1.77%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	0 years	6 years 22 days	5 years 6 months 25 days	5 years 9 months 11 days